Annual Total Returns - Fidelity Advisor® Equity Value Fund [BarChart] - 11.30 Fidelity Advisor Equity Value Fund - AMCIZ PRO-11 - Fidelity Advisor® Equity Value Fund - Fidelity Advisor Equity Value Fund-Class A
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.72%)
Annual Return 2012	16.48%
Annual Return 2013	34.95%
Annual Return 2014	14.20%
Annual Return 2015	(3.46%)
Annual Return 2016	12.85%
Annual Return 2017	13.79%
Annual Return 2018	(9.87%)
Annual Return 2019	23.69%
Annual Return 2020	7.31%